Schedule IV - Reinsurance Premiums Written and Premiums Earned (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Abstract]
Direct	$ 2,531.7	$ 2,341.4	$ 2,042.1
Assumed	1,807.0	1,597.0	1,656.4
Ceded	(1,442.7)	(1,350.7)	(1,120.7)
Net written premiums	2,896.0	2,587.7	2,577.8
Gross Amount	2,370.8	2,139.1	2,026.4
Assumed From Other Companies	1,617.2	1,479.2	1,612.0
Ceded	(1,299.3)	(1,207.8)	(1,110.9)
Net premiums earned	$ 2,688.7	$ 2,410.5	$ 2,527.5
Percentage of Amount Assumed to Net	60.10%	61.40%	63.80%
Gross written premiums	$ 4,338.7	$ 3,938.4	$ 3,698.5